Financial Assets and Financial Liabilities (Trade and Other Receivables, Aging Analysis of Trade Receivables, Bills Receivable and Amounts Due from Related Parties Excluded Prepayments) (Details) - CNY (¥)
¥ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about trade and other receivable [line items]
Trade receivables, bills receivable and amounts due from related parties excluded prepayments	¥ 1,641,926	¥ 2,300,997
Within one year [member]
Disclosure of detailed information about trade and other receivable [line items]
Trade receivables, bills receivable and amounts due from related parties excluded prepayments	1,641,926	2,300,957
Later than one year and not later than two years [member]
Disclosure of detailed information about trade and other receivable [line items]
Trade receivables, bills receivable and amounts due from related parties excluded prepayments	0	29
Later than two years and not later than three years [member]
Disclosure of detailed information about trade and other receivable [line items]
Trade receivables, bills receivable and amounts due from related parties excluded prepayments	¥ 0	¥ 11